Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (Years)	13 years 7 months 6 days	15 years 2 months 12 days
Gross Carrying Amount	$ 317,964	$ 341,245
Accumulated Amortization	(191,828)	(204,503)
Net Carrying Amount	126,136	136,742
Customer contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (Years)	13 years 8 months 12 days	15 years 7 months 6 days
Gross Carrying Amount	316,684	329,815
Accumulated Amortization	(191,587)	(194,266)
Net Carrying Amount	125,097	135,549
Other intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Amortization Period (Years)	10 months 24 days	4 years 6 months
Gross Carrying Amount	1,280	11,430
Accumulated Amortization	(241)	(10,237)
Net Carrying Amount	$ 1,039	$ 1,193